Annual Fund Operating Expenses	0 Months Ended
	Feb. 01, 2013
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[1]
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class B
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.96%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	[1]
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.96%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	[1]
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class A
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.08%	[1]
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class B
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.89%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.83%	[1]
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class C
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.89%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.83%	[1]
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class A
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.19%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[2]
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class B
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.94%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.91%	[2]
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class C
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.94%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.91%	[2]
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | Administrator Class
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | Administrator Class
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | Administrator Class
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[3]
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | Institutional Class
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.78%	[1]
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.71%	[1]

[1]	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class A, 1.90% for Class B, and 1.90% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.